UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-879

Hallmark Investment Series Trust
(Exact name of registrant as specified in charter)

1250 Broadway New York, NY			10001-3701
(Address of principal executive offices)			(Zip code)

Edmund P. Bergan, Jr. 1250 Broadway New York, NY 10001-3701
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	June 30th

Date of reporting period:	December 31, 2006

Item 1.        Semi-Annual Reports to Shareholders

1250 Broadway, New York, NY 10001-3701

888-823-2867

General Information and 24-Hour Price and Performance
Information

888-823-2867 ■ www.hallmarkfunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor—Resrv Partners, Inc.

HIST - FMTR - SEMI-ANNUAL 2/07

SEMI-ANNUAL REPORT (Unaudited)

HALLMARK INVESTMENT SERIES TRUST
Hallmark First Mutual Fund
Hallmark Total Return Bond Fund

DECEMBER 31, 2006

HALLMARK INVESTMENT SERIES TRUST—HALLMARK FIRST MUTUAL FUND
SCHEDULE OF INVESTMENTS—DECEMBER 31, 2006 (Unaudited)

Shares	COMMON STOCKS—99.7%	Value (Note 1)
	CONSUMER DISCRETIONARY—11.1%
3,875	Best Buy Company, Inc.	$190,611
2,500	Coach, Inc.*	107,400
8,695	eBay, Inc.*	261,459
8,950	Lowe's Cos. Inc.	278,793
5,650	Target Corp.	322,333
		1,160,596
	CONSUMER STAPLES—6.2%
3,450	PepsiCo Inc.	215,798
6,650	Procter & Gamble Co.	427,396
		643,194
	DIVERSIFIED MANUFACTURING—2.0%
2,700	3M Company	210,411
	ENERGY—13.2%
5,325	Apache Corp.	354,166
4,005	Baker Hughes Inc.	299,013
7,300	Exxon Mobil Corp.	559,399
2,600	National-Oilwell Varco Inc.*	159,068
		1,371,646
	FINANCIALS—26.5%
4,715	ACE Ltd.	285,588
5,650	American Express Co.	342,785
6,440	American International Group, Inc.	461,490
9,875	Bank of America Corp.	527,226
5,300	Bank of New York Company (The), Inc.	208,661
4,355	CIT Group, Inc.	242,878
4,075	Citigroup, Inc.	226,977
1,140	Goldman Sachs Group (The), Inc.	227,259
6,750	Wells Fargo & Company	240,030
		2,762,894
	HEALTHCARE—11.5%
2,600	Genentech, Inc.*	210,938
2,600	Gilead Sciences, Inc.*	168,818
2,400	Johnson & Johnson	158,448
4,100	Medco Health Solutions Inc.*	219,104
5,100	Medtronic, Inc.	272,901
1,895	Roche Holdings AG Ltd. - Sponsored ADR	170,550
		1,200,759
	INDUSTRIALS—11.3%
19,000	General Electric Co.	706,990
7,575	United Technologies Corp.	473,589
		1,180,579

See notes to financial statements.

HALLMARK INVESTMENT SERIES TRUST—HALLMARK FIRST MUTUAL FUND
SCHEDULE OF INVESTMENTS—DECEMBER 31, 2006 (Unaudited)

Shares	COMMON STOCKS—99.7% (Continued)	Value (Note 1)
	INFORMATION TECHNOLOGY—17.9%
16,350	Cisco Systems, Inc.*	$446,845
2,000	Cognizant Technology Solutions Corp. CL A*	154,320
14,950	Corning Inc.*	279,714
10,550	Intel Corp.	213,638
17,130	Microsoft Corp.	511,502
6,850	QUALCOMM Inc.	258,861
		1,864,880

Total Investments (Cost $9,418,715)	99.7%	10,394,959
Other Assets, Less Liabilities	0.3	34,739
Net Assets	100.0%	$10,429,698

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR—American Depository Receipt.

See notes to financial statements.

HALLMARK INVESTMENT SERIES TRUST—HALLMARK FIRST MUTUAL FUND

Statement of Assets and Liabilities
December 31, 2006 (Unaudited)

Assets:
Investments in securities, at value (cost $9,418,715) (Note 2)	$10,394,959
Cash	28,251
Dividends receivable	8,744
Total Assets	10,431,954
Liabilities:
Trustee fees payable	1,069
Miscellaneous expenses payable	821
Advisory fee payable	290
Compliance Officer expense payable	76
Total Liabilities	2,256
Net Assets (Notes 1, 3 & 5)	$10,429,698
Composition of Net Assets:
Capital Shares (at a par value of $.001)	$967
Paid in capital	10,720,524
Accumulated undistributed net investment income	26,359
Accumulated net realized loss on investments	(1,294,396)
Net unrealized appreciation on investments	976,244
Net Assets	$10,429,698
Net Asset Value Per Share
(offering and redemption price per share):
Class R ($1,116/105 shares)	$10.66
Class I ($10,428,582/966,937 shares)	$10.79

Statement of Operations
For the Period Ended December 31, 2006 (Unaudited)

Investment Income:
Dividends	$83,715
Total Investment Income	83,715
Expenses (Note 3):
Comprehensive Management fee:
Class R	7
Class I	58,002
Trustees fees	606
Compliance Officer expense	50
Distribution (12b-1) fees - Class R	2
Total Expenses	58,667
Net Investment Income	25,048
Realized and Unrealized Gain on Investments (Note 1):
Net realized gain on investments	324,657
Net change in unrealized appreciation on investments	658,693
Net realized and unrealized gain on investments	983,350
Net Increase in Net Assets Resulting from Operations	$1,008,398

See notes to financial statements.

HALLMARK INVESTMENT SERIES TRUST—HALLMARK FIRST MUTUAL FUND

Statement of Changes in Net Assets
For the Period Ended December 31, 2006 (Unaudited), and the Year Ended June 30, 2006

	December 31, 2006	June 30, 2006
Increase (Decrease) in Net Assets From: Investment Operations:
Net investment income	$25,048	$71,685
Net realized gain from investment transactions	324,657	2,810,087
Net change in unrealized appreciation (depreciation) on investments	658,693	(2,251,057)
Net increase in net assets resulting from operations	1,008,398	630,715
Distributions to Shareholders From:
Net investment income
Class R	(5)	(1)
Class I	(71,678)	(54,129)
Total distributions to shareholders	(71,683)	(54,130)
Capital Share Transactions (Note 5)
Net proceeds from sale of shares	36,266	190,768
Reinvestment of distributions	70,862	51,167
Cost of shares redeemed	(3,275,544)	(9,548,315)
Net decrease in net assets resulting from capital share transactions	(3,168,416)	(9,306,380)
Net decrease in net assets	(2,231,701)	(8,729,795)
Net Assets:
Beginning of period	12,661,399	21,391,194
End of period (including undistributed net investment income of $26,359 and $72,819, respectively)	$10,429,698	$12,661,399

See notes to financial statements.

HALLMARK INVESTMENT SERIES TRUST—HALLMARK TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS—DECEMBER 31, 2006 (Unaudited)

Principal Amount	MORTGAGE-BACKED SECURITIES—86.5%	Value (Note 1)
	Federal Home Loan Mortgage Agency Obligations—14.1%
$8,855	6.500%, 10/01/11, Gold Pool #E65534	$9,059
19,376	10.500%, 12/01/20, Gold Pool #A01632	21,480
4,558	7.000%, 07/01/26, Gold Pool #D72664	4,706
76,291	6.000%, 07/01/28, Gold Pool #G00943	77,239
		112,484
	Federal National Mortgage Association—56.8%
4,526	7.000%, 10/01/26, Gold Pool #C80442	4,673
27,885	6.000%, 05/01/13, Pool #421151	28,323
3,736	11.000%, 11/01/13, Pool #523853	4,028
50,141	5.500%, 01/01/14, Pool #479939	50,371
66,184	6.000%, 04/01/14, Pool #483994	67,229
23,333	6.500%, 02/01/16, Pool #572134	23,910
241	7.500%, 04/01/17, Pool #41474	250
3,146	7.500%, 07/01/17, Pool #141248	3,255
45,256	9.500%, 12/15/20, Pool #100285	50,021
20,712	6.500%, 03/01/28, Pool #251568	21,265
60,484	6.500%, 04/01/29, Pool #252342	62,056
87,498	7.000%, 03/01/30, Pool #533853	90,119
48,542	5.000%, 02/15/31, Series #2517 BK	48,467
		453,967
	Government National Mortgage Association—15.6%
23,328	6.500%, 10/15/27, Pool #407955	24,011
58,265	6.500%, 08/15/28, Pool #458485	59,972
39,261	7.000%, 08/15/29, Pool #506810	40,595
		124,578

Total Investments (Cost $663,065)	86.5%	691,029
Other Assets Less Liabilities	13.5	108,173
Net Assets	100.0%	$799,202

Value of investments are shown as a percentage of net assets.

See notes to financial statements.

HALLMARK INVESTMENT SERIES TRUST—HALLMARK TOTAL RETURN BOND FUND

Statement of Assets and Liabilites
December 31, 2006 (Unaudited)

Assets:
Investments in securities, at value (cost $663,065)(Note 2)	$691,029
Cash	95,247
Interest receivable	14,168
Total Assets	800,444
Liabilities:
Trustee fees payable	1,138
Investment Advisory fees payable	22
Compliance Officer expense payable	82
Total Liabilites	1,242
Net Assets (Notes 1, 3 & 5)	$799,202
Composition of Net Assets:
Capital Shares (at a par value of $.001)	$83
Paid in capital	1,526,759
Accumulated undistributed net investment income	5,479
Accumulated net realized loss on investments	(761,083)
Net unrealized appreciation on investments	27,964
Net Assets	$799,202
Net Asset Value Per Share
(offering and redemption price per share):
Class R ($1,101/111shares)	$9.90
Class I ($798,101/83,354 shares)	$9.57

Statement of Operations
For the Period Ended December 31, 2006 (Unaudited)

Investment Income:
Interest	$29,914
Total Investment Income	29,914
Expenses (Note 3):
Comprehensive Management fee:
Class R	6
Class I	5,748
Trustees fees	645
Compliance Officer expense	54
Distribution (12b-1) fees - Class R	2
Total Expenses	6,455
Net Investment Income	23,459
Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized loss on investments	(5,811)
Net change in unrealized appreciation on investments	16,550
Net realized and unrealized gain on investments	10,739
Net Increase in Net Assets Resulting from Operations	$34,198

See notes to financial statements.

HALLMARK INVESTMENT SERIES TRUST—HALLMARK TOTAL RETURN BOND FUND

Statement of Changes in Net Assets
For the Period Ended December 31, 2006 (Unaudited) and the Year Ended June 30, 2006

	December 31, 2006	June 30, 2006
Increase (Decrease) in Net Assets From: Investment Operations:
Net investment income	$23,459	$630,149
Net realized loss from investment transactions	(5,811)	(613,850)
Net change in unrealized appreciation on investments	16,550	48,568
Net increase from payments by affiliates	—	141,960
Net increase in net assets resulting from operations	34,198	206,827
Distributions to Shareholders From:
Net investment income
Class R	(45)	(84)
Class I	(41,175)	(1,014,284)
Total distributions to shareholders	(41,220)	(1,014,368)
Capital Share Transactions (Note 5)
Net proceeds from sale of shares	27,724	333,243
Reinvestment of distributions	43,942	900,307
Cost of shares redeemed	(802,848)	(21,562,729)
Net decrease in net assets resulting from capital share transactions	(731,182)	(20,329,179)
Net decrease in net assets	(738,204)	(21,136,720)
Net Assets:
Beginning of period	1,537,406	22,674,126
End of period (including undistributed net investment income of $5,479 and $23,240 respectively)	$799,202	$1,537,406

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)  Summary of Significant Accounting Policies

Hallmark Investment Series Trust (the "Trust") is a business trust formed under the laws of the state of Delaware. Prior to October 1, 2004, the Trust operated under the name "Trainer Wortham Funds." The Trust is comprised of three series: Hallmark Convertible Securities Fund (formerly, Froley Revy Convertible Securities Fund), Hallmark First Mutual Fund (formerly, Trainer Wortham First Mutual Fund) and Hallmark Total Return Bond Fund (formerly, Trainer Wortham Total Return Bond Fund). These financial statements and notes apply only to the Hallmark First Mutual Fund and the Hallmark Total Return Bond Fund (each a "Fund"; collectively, the "Funds"). As of October 1, 2004, Class A shares were renamed Class I shares. Each Fund is authorized to issue two classes of shares designated as Class R and Class I. The Trust has the right, at its discretion, to add other funds or classes. The Trust is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as a diversified open-end management investment company. Each Fund has an unlimited number of shares of beneficial interest authorized of $.001 par value per share. The accounting policies summarized below are consistently followed in the preparation of the Trust's financial statements in conformity with U.S. generally accepted accounting principles.

Security Valuation

Equity securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security will be valued at the latest available closing bid price. If no bid or ask prices are quoted before closing, the value will be either the last available sale price or be determined by such other method as the Funds' Board of Trustees (the "Trustees") shall determine in good faith to reflect its fair market value.

Securities that are primarily traded on foreign markets are generally valued at the last sale or closing price on the exchange where they are primarily traded. If there is no active trading in a particular security on a given day, the security will be valued at the latest available closing bid price. Securities for which market quotations are not readily available are valued at the fair market value as determined in good faith under procedures established by the Trustees.

Debt securities (including convertible debt) having a maturity date greater than 60 days for which market quotations are readily available will be valued at the average of the latest bid and ask price for the Total Return Bond Fund. If there is no ask price quoted on such day, the security will be valued at the latest bid price.

Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Funds may use pricing services in the determination of the value of portfolio securities. The procedures used by the pricing service are reviewed by the officers of the Trust under the general supervision of the Trustees. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the security. In such instances, the security will be valued at fair value as determined in good faith by or under the direction of the Trustees.

Management's Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. Dividend income and distributions earned are recorded on the ex-dividend dates. Interest income is accrued daily and security premium or discount is amortized or accreted daily. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial statement and federal income tax purposes. Income dividends, if any, are generally distributed annually for Hallmark First Mutual Fund and quarterly for Hallmark Total Return Bond Fund. Distributions from net realized capital gains, if any, are generally distributed annually in December. The characterization of dividends as either income or capital gain is determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. Investment income, fund level expenses (expenses other than the comprehensive management and distribution fees) and realized and unrealized gains (losses) are allocated daily based upon the relative proportion of net assets of each class.

NOTES TO FINANCIAL STATEMENTS (Continued)

Federal Income Taxes

It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the requirements of the Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

At June 30, 2006, the following Funds had capital loss carryforwards as follows:

Hallmark First Mutual Fund:	Amount	Expires
	$1,608,176	6/30/2011
Hallmark Total Return Bond Fund:	Amount	Expires
	$222,460	6/30/2013
	57,311	6/30/2014
$279,771

Post-October capital losses are net capital losses from November 1, 2005 through June 30, 2006 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen on the first day of the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. The Hallmark Total Return Bond Fund had post-October losses of $475,501 deferred at June 30, 2006.

During the year ended June 30, 2006, First Mutual Fund utilized $2,820,964 of capital loss carryforwards from prior years.

Bank Overdrafts

During the fiscal period, the Funds may have incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's Statement of Operations.

(2)  Investment Activity

For the six months ended December 31, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows. There were no purchases or sales of U.S. Treasury Securities in the Total Return Bond Fund.

Fund	Aggregate Purchases	Aggregate Sales
Hallmark First Mutual Fund	$1,483,164	$4,406,012
Hallmark Total Return Bond Fund	0	434,627

At December 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Tax Basis Cost	Appreciation	Depreciation	Net Unrealized Appreciation
Hallmark First Mutual Fund	$9,418,715	$1,266,110	$(289,866)	$976,244
Hallmark Total Return Bond Fund	663,065	28,606	(642)	27,964

(3)  Advisory Fees and Other Tranactions with Affiliates

Effective October 1, 2004, Reserve Management Co., Inc. ("RMCI") serves as each Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under the investment management agreement between RMCI and the Trust on behalf of each Fund, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, and any other functions as required by the Trust. RMCI pays all administrative and customary operating expenses of each Fund, exclusive of interest charges, taxes, brokerage fees and commissions, Chief Compliance Officer compensation, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees who are not interested persons under the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. For its services as investment adviser, RMCI receives a comprehensive management fee, based on the average daily net assets of each class, at the following rates:

Fund	Class R	Class I
Hallmark First Mutual Fund	1.30%	1.00%
Hallmark Total Return Bond Fund	1.05%	1.00%

NOTES TO FINANCIAL STATEMENTS (Continued)

Effective October 1, 2004, RMCI and the Trust have retained Trainer Wortham & Company, Inc. ("Trainer Wortham") to serve as the sub-adviser to the Hallmark First Mutual Fund and the Hallmark Total Return Bond Fund. Under the general supervision of RMCI, Trainer Wortham is responsible for the day-to-day investment decisions for the funds.

RMCI will pay quarterly to Trainer Wortham an annual fee of 0.45% and 0.35% of the net assets of the shareholders of Hallmark First Mutual Fund and Hallmark Total Return Bond Fund, respectively, existing as of September 30, 2004, and 0.30% of the net assets of any new Class R shareholders of a Fund and 0.20% of the net assets of any new Class I shareholders of a Fund subsequent to September 30, 2004. For the six months ended December 31, 2006, RMCI paid $5 applicable to new Class R and Class I shares.

Prior to October 1, 2004, Trainer Wortham had served as the investment adviser for Hallmark First Mutual Fund and Hallmark Total Return Bond Fund pursuant to two separate investment advisory agreements and received an annual fee, accrued daily and paid monthly, of 0.75% and 0.45%, respectively, of the daily net assets of those funds.

The "Statement of Operations" and "Statements of Changes in Net Assets" for Hallmark Total Return Bond Fund reflect a reimbursement to the Fund of $141,960 from Reserve Management Corporation to compensate the Fund, in accordance with applicable regulatory guidelines, for an overpayment to redeeming shareholders during the period August 24, 2005 to May 22, 2006, resulting from an inadvertent security pricing error.

Effective October 1, 2004, the Trust adopted a distribution plan under Rule 12b-1 (the "Plan") and entered into a distribution agreement (the "Distribution Agreement") with respect to the Class R Shares of each Fund with Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI. RESRV is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing financial consultants at its own expense and compensating broker-dealers who provide services in regard to the distribution of the Class R Shares of the Funds. RESRV is also responsible for the marketing efforts of the Funds. For its services as distributor, RESRV receives a fee at an annual rate of 0.25% of the Class R's average daily net assets. Class I shares do not participate in the Plan. Certain Officers/Trustees of the Trust are also Officers of RMCI and RESRV.

(4)  Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

In the ordinary course of business, the Funds may be subject to litigation. In the opinion of the Funds' management, such litigation should not have a material effect on financial statements.

(5)  Capital Share Transactions

For the six months ended December 31, 2006, the capital share transactions of each Fund were as follows:

	Class R		Class I
Hallmark First Mutual Fund	Shares	Amount	Shares	Amount
Sold	0	$0	3,400	$36,266
Reinvested	1	5	6,525	70,857
Redeemed	0	0	(319,760)	(3,275,544)
Net Increase (Decrease)	1	$5	(309,835)	$(3,168,421)

	Class R		Class I
Hallmark Total Return Bond Fund	Shares	Amount	Shares	Amount
Sold	0	$0	2,796	$27,724
Reinvested	4	45	4,542	43,897
Redeemed	0	0	(81,317)	(802,848)
Net Increase (Decrease)	4	$45	(73,979)	$(731,227)

NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended June 30, 2006, the capital share transactions of each Fund were as follows:

	Class R		Class I
Hallmark First Mutual Fund	Shares	Amount	Shares	Amount
Sold	0	$0	18,648	$190,768
Reinvested	0	1	5,016	51,166
Redeemed	0	0	(943,601)	(9,548,315)
Net Increase (Decrease)	0	$1	(919,937)	$(9,306,381)

	Class R		Class I
Hallmark Total Return Bond Fund	Shares	Amount	Shares	Amount
Sold	102	$1,007	33,572	$332,236
Reinvested	8	78	92,345	900,229
Redeemed	(103)	(978)	(2,212,918)	(21,561,751)
Net Increase (Decrease)	7	$107	(2,087,001)	$(20,329,286)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (for each share outstanding throughout each period)

Contained below is per share operating performance for a share of each Class of each Fund for each of the periods indicated. The information should be used in conjunction with the accompanying financial data and related notes.

	Class I
	Period Ended December 31,		Years Ended June 30,
	2006		2006(2)	2005(1)	2004	2003(2)
Hallmark First Mutual Fund
Net asset value, beginning of period	$9.92		$9.74	$9.51	$8.18	$8.91
Income from investment operations
Net investment income (loss)	0.02		0.04	0.04	(0.09)	(0.06)
Net realized and unrealized gain (loss)	0.92		0.17	0.19	1.42	(0.67)
Total from investment operations	0.94		0.21	0.23	1.33	(0.73)
Distributions from net investment income	(0.07)		(0.03)	—	—	—
Total Distributions	(0.07)		(0.03)	—	—	—
Net asset value, end of period	$10.79		$9.92	$9.74	$9.51	$8.18
Total Return	9.51	%(4)	2.12%	2.42%	16.26%	(8.19)%
Ratios/Supplemental Data
Net assets end of year (thousands)	$10,429		$12,660	$21,390	$26,526	$24,718
Ratios of expenses to average net assets	1.02	%*	1.00%	1.39%	1.84%	1.98%
Ratios of net investment income (loss) to average net assets	0.44	%*	0.38%	0.25%	(0.96)%	(0.82)%
Portfolio turnover rate	13%		102%	86%	62%	65%

	Class R
	Period Ended December 31, 2006		Year Ended June 30, 2006(2)	For the Period Ended June 30, 2005(3)
Hallmark First Mutual Fund
Net asset value, beginning of period	$9.81		$9.69	$9.60
Income from investment operations
Net investment income (loss)	(0.01)		(0.03)	0.01
Net realized and unrealized gain (loss)	0.91		0.16	0.08
Total from investment operations	0.90		0.13	0.09
Distributions from net investment income	(0.05)		(0.01)	—
Total Distributions	(0.05)		(0.01)	—
Net asset value, end of period	$10.66		$9.81	$9.69
Total Return	9.14	%(4)	1.34%	0.94	%(4)
Ratios/Supplemental Data
Net assets end of period (thousands)	$1		$1	$1
Ratio of expenses to average net assets	1.69	%*	1.71%	1.55	%*
Ratio of net investment income (loss) to average net assets	(0.23	)%*	(0.29)%	0.22	%*
Portfolio turnover rate	13%		102%	86	%(5)

(1)  Information shown for Class I shares includes Class A share activity for the Trainer Wortham First Mutual Fund during the period July 1, 2004 through September 30, 2004.

(2)  Per share data is calculated using the average daily shares outstanding method.

(3)  The Hallmark First Mutual Fund Class R commenced operations on November 9, 2004.

(4)  Not annualized.

(5)  Represents portfolio turnover for the entire period.

*  Annualized

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (for each share outstanding throughout each period) (Continued)

	Class I
	Period Ended December 31,		Years Ended June 30
	2006		2006(2)	2005(1)	2004	2003(2)
Hallmark Total Return Bond Fund
Net asset value, beginning of period	$9.76		$10.10	$9.97	$10.47	$10.06
Income from investment operations
Net investment income (loss)	0.21		0.38	0.36	0.33	0.46
Payment from affiliate	—		0.08	—	—	—
Net realized and unrealized gain (loss)	0.07		0.14	(0.05)	(0.40)	0.44
Total from investment operations	0.28		0.60	0.31	(0.07)	0.90
Distributions from net investment income	(0.47)		(0.94)	(0.18)	(0.35)	(0.47)
Distributions from net realized capital gains	—		—	—	(0.08)	(0.02)
Total Distributions	(0.47)		(0.94)	(0.18)	(0.43)	(0.49)
Net asset value, end of period	$9.57		$9.76	$10.10	$9.97	$10.47
Total Return	2.87	%(4)	6.70%**	3.25%	(0.58)%	9.15%
Ratios/Supplemental Data
Net assets end of year (thousands)	$798		$1,536	$22,673	$26,136	$21,001
Ratios of expenses to average net assets:
before reimbursement of expenses by Adviser	1.14	%*	1.01%	1.08%	1.18%	1.34%
after reimbursement of expenses by Adviser	(a)		(a)	1.00%	1.00%	1.00%
Ratios of net investment income (loss) to average net assets	4.15	%*	3.83%	3.36%	3.30%	4.47%
Portfolio turnover rate	0%		28%	26%	52%	41%

	Class R
	Period Ended December 31, 2006		Year Ended June 30, 2006(2)	For the Period Ended June 30, 2005(3)
Hallmark Total Return Bond Fund
Net asset value, beginning of period	$10.05		$10.14	$10.06
Income from investment operations
Net investment income (loss)	0.20		0.35	0.17
Payment from affiliate	—		0.61	—
Net realized and unrealized gain (loss)	0.07		(0.37)	(0.09)
Total from investment operations	0.27		0.59	0.08
Distributions from net investment income	(0.42)		(0.68)	—
Total Distributions	(0.42)		(0.68)	—
Net asset value, end of period	$9.90		$10.05	$10.14
Total Return	2.68	%(4)	6.35%†	0.80	%(4)
Ratios/Supplemental Data
Net assets end of period (thousands)	$1		$1	$1
Ratios of expenses to average net assets	1.43	%*	1.27%	1.30	%*
Ratios of net investment income (loss) to average net assets	3.86	%*	3.57%	2.62	%*
Portfolio turnover rate	0%		28%	26	%(5)

(1)  Information shown for Class I shares includes Class A share activity for the Trainer Wortham Total Return Bond Fund during the period July 1, 2004 through September 30, 2004.

(2)  Per share data is calculated using the average daily shares outstanding method.

(3)  The Total Return Bond Fund Class R commenced operations on November 9, 2004.

(4)  Not annualized.

(5)  Represents portfolio turnover for the entire period.

(a)  As there were no fee waivers during the period, this is not applicable.

**  In absence of net payment from the affiliate, the total return would have been (3.14)%.

†  In absence of net payment from the affiliate, the total return would have been (3.49)%.

*  Annualized

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Concentrations:

The shares of Total Return Bond Fund are held by a concentrated number of shareholders. As of December 31, 2006, approximately 90% of the Fund's outstanding shares were held of record by four shareholders, none of whom are affiliated with the Fund or the Advisor.

(8)  Other Matters:

Management has determined that certain of the Funds' service contracts and distribution plans have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this situation. The Trustees of the Funds have approved, and recommended for shareholder approval, retention of fees subsequently paid and the approval of new service contracts and distribution plans. Management does not expect this matter to have any adverse financial impact on the Funds.

(9)  Subsequent Events:

At a meeting of the Board of Trustees of the Hallmark Investment Series Trust on December 6, 2006, the Board approved the liquidation and dissolution of the Hallmark Total Return Bond Fund and the Hallmark First Mutual Fund.

The Funds have suspended sales (including exchanges) of their shares, other than reinvestment of dividends and/or capital gains distributions, to investors, other than IRAs and other retirement plans, pending the completion of the liquidation and the payment of liquidating distributions to shareholders. The Funds currently anticipate that liquidating distributions will be made during the first or second quarter of 2007.

CHANGES IN ACCOUNTANTS (Unaudited)

On September 29, 2005, PricewaterhouseCoopers LLP informed us that it was resigning as independent accountants for the Funds. PricewaterhouseCoopers LLP was previously engaged as the independent registered public accounting firm to audit the Funds' financial statements.

PricewaterhouseCoopers LLP issued reports on the Funds' financial statements as of June 30, 2005. PricewaterhouseCoopers LLP was not the Funds' independent auditor for the fiscal periods ending before June 30, 2005. Such report did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

PricewaterhouseCoopers LLP's resignation was accepted by the Funds' Audit Committee and the Board of Trustees.

During the fiscal year ended June 30, 2005 and through September 29, 2005 there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report. During the fiscal year ended June 30, 2005 through September 29, 2005 none of the events enumerated in paragraphs (1)(v)(A) through (D) of Item 304(a) of Regulation S-K occurred.

The Funds have selected KPMG, LLP as their new auditors as of December 28, 2005.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at July 1, 2006 and held for the entire six-month period ending December 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period*
Hallmark First Mutual Class R
Actual	$1,000.00	$1,091.40	$8.93
Hypothetical	$1,000.00	$1,016.53	$8.63

*  Expenses are equal to the Fund's annualized expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hallmark First Mutual Class I
Actual	$1,000.00	$1,095.10	$5.39
Hypothetical	$1,000.00	$1,019.99	$5.21

*  Expenses are equal to the Fund's annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hallmark Total Return Bond Class R
Actual	$1,000.00	$1,026.80	$7.55
Hypothetical	$1,000.00	$1,017.87	$7.30

*  Expenses are equal to the Fund's annualized expense ratio of 1.43%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hallmark Total Return Bond Class I
Actual	$1,000.00	$1,028.70	$6.02
Hypothetical	$1,000.00	$1,019.37	$5.82

*  Expenses are equal to the Fund's annualized expense ratio of 1.14%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(Unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's sub-adviser. Each sub-adviser is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law. The Funds' investment adviser, RMCI, receives periodic reports from each sub-adviser to ensure that they have adopted and implemented a proxy voting policy and to acknowledge any mitigating circumstances or conflicts of interest.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available on the SEC's website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT MANAGEMENT AGREEMENTS AND SUB-INVESTMENT MANAGEMENT AGREEMENTS

Provided below is a summary of certain factors the Board of Trustees, including the Independent Trustees, considered at a meeting held on July 17, 2006 in approving each Fund's "Comprehensive Fee" Investment Management Agreement with RMCI and each Fund's Sub-Investment Management Agreement between RMCI, the Trust and each of Trainer, Wortham & Company, Inc. and Froley, Revy Investment Company (each, a "Sub-Investment Manager"). Prior to the meeting, the Board received and considered a variety of information relating to the Investment Management Agreements and the Sub-Investment Management Agreements, RMCI and the Sub-Investment Manager, and were given the opportunity to ask questions and request additional information from management. At the July 17, 2006 meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each proposed Agreement is in the best interests of the respective Fund and its shareholders. In addition, while the Agreements of the Funds were considered at the same Board meeting, the Board considered each Fund's investment advisory and sub-investment management relationships separately. The Board, including a majority of the Independent Trustees, approved the Investment Management Agreements and Sub-Investment Management Agreements, subject to RMCI recommending a plan of action for these and other Funds in the Hallmark fund family. The Board did not identify any particular information that was most relevant to its determination to approve the Agreements and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Service. The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to each Fund by RMCI and each Sub-Investment Manager. The Board considered the background and experience of RMCI's management and RMCI's ability to supervise each Sub-Investment Manager's investment programs. The Board also considered the expertise of the personnel of the Sub-Investment Manager with regard to investing in the type of securities in which the applicable Fund invests. The Board considered RMCI's compliance and control functions for the Funds. The Board also considered RMCI's inability to increase assets. The Board noted RMCI's representation that it will prepare a plan of action to address, among other things, the underperformance of any Fund in the Hallmark fund family. The Trustees concluded that each Fund was reasonably likely to benefit from the continued services of RCMI provided under each Investment Management Agreement and by each Sub-Investment Manager under its Sub-Investment Management Agreements.

Investment Performance. The Board reviewed each Fund's performance and reviewed various comparative data provided to them. In this connection, the Board considered the Fund's (on class-by-class basis) performance relative to their primary benchmarks and other funds considered to be in their peer groups. The Board considered whether each Fund outperformed or underperformed its peer group and primary benchmark and the reasons for each Fund's performance. Although the Board noted that the performance of the Funds was unsatisfactory, the Board considered RCMI's representation that it was preparing an action plan to address the underperformance of these and other Funds in the Hallmark fund family.

With respect to the Hallmark Convertible Securities Fund, the Board considered that the Fund outperformed its primary benchmark for the 1 and 3 year periods and since inception. With respect to the Hallmark First Mutual Fund, the Board considered that the performance of (a) the Class I share class trailed the primary benchmark for the 1, 5 and 10 year periods but outperformed the benchmark for the 3 year period and since the inception of the class and (b) the Class R shares trailed the benchmark for the 1 year period and since the inception of the class. With respect to the Hallmark Total Return Bond Fund, the Board considered that the Fund trailed its primary benchmark for 1, 3 and 5 year (and/or since inception) periods.

With respect to the Hallmark Convertible Securities Fund, the Board considered that the performance of the Fund trailed a majority its peers for the 1 year period and all of its peers for the 3 and 5 year periods. With respect to the Hallmark First Mutual Fund, the Board considered that the performance of the Fund's Class R and Class I shares trailed a majority of their peers for the 1 year period and, solely concerning the I shares, trailed all of its peers for the 3 year period and a majority of its peers for the 5 year period, and outperformed the majority of its peers for the 10 year period. With respect to the Hallmark Total Return Bond Fund, the Board considered that the Fund outperformed all of its peers for the 1 year period, outperformed a majority of its peers for the 3 year period and trailed a majority of its peers for the 5 year period.

Comparative Fee and Expenses. The Board reviewed and considered the advisory fee portion payable to RMCI under each "Comprehensive Fee" Investment Management Agreement, which encompasses many of the services necessary for the operation of the Funds, and the fee payable to each Sub-Investment Manager under each Sub-Investment Management Agreement. In this connection, the Board received information comparing each Fund's expense ratio to funds with similar investment objectives and policies and of comparable size. In evaluating the information, the Board considered the small size of the Funds and their correspondingly high administrative and operating costs. The Board also considered the extent to which RMCI waived fees and/or assumed expenses in order to maintain expense ratios at prescribed levels, where applicable. Based upon their review, the Trustees concluded that the advisory fee payable under each Investment Management Agreement and the sub-investment management fee payable under each Sub-Investment Management Agreement were reasonable.

Profitability. The Board received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under each Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other

APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT MANAGEMENT AGREEMENTS AND SUB-INVESTMENT MANAGEMENT AGREEMENTS (Continued)

relationships between the Funds on the one hand and RMCI affiliates on the other. The Board concluded that any profits realized with respect to each Fund was reasonable in light of the nature, extent and quality of services provided and expected to be provided under the Investment Management Agreements.

Economies of Scale. As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Funds grow. The Board considered the small asset base of each Fund and the limited ability of any Fund reaching economies of scale. The Board also considered the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Funds' expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Board concluded that the absence of breakpoints was reasonable.

Other Benefits. The Board concluded the RMCI does not realize any other quantifiable material benefits from its relationship with the Funds.

Conclusion. Based on, but not limited to, the above considerations, the Board determine that the Investment Management Agreements and the Sub-Investment Agreements with respect to each Fund were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted to approve these Agreements.

Item 2.                       Code of Ethics.

Not applicable to semi-annual reports.

Item 3.                       Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.                       Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.                       Audit Committee of Listed Registrants.

Not applicable.

Item 6.                       Schedule of Investments.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10.                 Submission of Matters to a Vote of Security Holders.

Not applicable.

ITEM 11.           Controls and Procedures.

(a)                                  The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)                                 There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)                              Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Not applicable.

(a) (2)                              Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b)                                              Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hallmark Investment Series Trust

By:	/s/ Bruce R. Bent II
	Name:	Bruce R. Bent II
	Title:	Co-Chief Executive Officer

Date:	March 8, 2007

By:	/s/ Arthur T. Bent III
	Name:	Arthur T. Bent III
	Title:	Co-Chief Executive Officer

Date:	March 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce R. Bent II
	Name:	Bruce R. Bent II
	Title:	Co-Chief Executive Officer

Date:	March 8, 2007

By:	/s/ Arthur T. Bent III
	Name:	Arthur T. Bent III
	Title:	Co-Chief Executive Officer
	Date:	March 8, 2007

By:	/s/ Patrick J. Farrell
	Name:	Patrick J. Farrell
	Title:	Chief Financial Officer

Date:	March 8, 2007